Related Party Balances and Transactions - Sales of goods (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Sales of goods	¥ 2,797,649	¥ 30,973
Wuhan Weineng Battery Assets Co. Ltd
Related Party Transaction [Line Items]
Sales of goods	2,796,637	¥ 30,973
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	485
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Sales of goods	370
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Sales of goods	¥ 157